UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: August 31, 2019

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments
EventShares U.S. Policy Alpha ETF
May 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.9%
Aerospace/Defense — 6.7%
Aerovironment, Inc.*	2,678	$173,400
General Dynamics Corp. ^	1,197	192,502
Harris Corp. ^	1,106	207,032
Lockheed Martin Corp. ^	611	206,848
Northrop Grumman Corp. ^	766	232,290
Raytheon Co. ^	1,122	195,789
		1,207,861
Agriculture — 2.8%
Altria Group, Inc.	2,666	130,794
British American Tobacco PLC - ADR (a)	3,714	128,764
Philip Morris International, Inc.	1,388	107,057
Turning Point Brands, Inc.	2,706	133,216
		499,831
Banks — 6.0%
Associated Banc-Corp. ^	8,484	168,068
BB&T Corp. ^	3,904	182,512
Fifth Third Bancorp	6,859	181,763
KeyCorp	11,215	179,104
M&T Bank Corp. ^	1,148	183,221
PNC Financial Services Group, Inc.	1,438	183,000
		1,077,668
Beverages — 1.0%
Brown-Forman Corp. - Class B	3,460	172,931

Biotechnology — 0.9%
Vertex Pharmaceuticals, Inc.*	997	165,681

Building Materials — 4.3%
Louisiana-Pacific Corp.	2,773	63,280
Martin Marietta Materials, Inc.	818	172,189
Summit Materials, Inc. - Class A*	11,808	165,076
U.S. Concrete, Inc.*	4,014	186,932
Vulcan Materials Co.	1,494	186,615
		774,092
Commercial Services — 4.6%
Avalara, Inc.*	1,820	123,105
Ecolab, Inc.	1,031	189,797
HealthEquity, Inc.*^	2,726	178,171
K12, Inc.*	5,770	176,389
United Rentals, Inc.*	1,528	168,233
		835,695
Computers — 3.3%
CACI International, Inc. - Class A*^	1,016	206,776
Leidos Holdings, Inc.	2,710	204,144
Vocera Communications, Inc.*^	5,490	177,657
		588,577
Distribution/Wholesale — 0.3%
LKQ Corp.*	2,200	56,430

Diversified Financial Services — 1.7%
Navient Corp.	11,663	152,086
Virtu Financial, Inc. - Class A	6,553	150,850
		302,936
Electronics — 2.1%
FLIR Systems, Inc. ^	3,987	192,692
Trimble, Inc.*	4,810	191,919
		384,611
Engineering & Construction — 4.9%
Argan, Inc.	6,675	306,583
Granite Construction, Inc.	4,667	187,566
Jacobs Engineering Group, Inc.	2,380	179,190
NV5 Global, Inc.*	2,593	201,606
		874,945

Entertainment — 4.4%
Churchill Downs, Inc.	2,227	219,537
International Game Technology PLC	15,349	199,537
Penn National Gaming, Inc.*	10,481	197,567
The Stars Group, Inc.* (a)	11,112	184,015
		800,656
Environmental Control — 3.3%
Evoqua Water Technologies Corp.*	15,227	179,222
Tetra Tech, Inc.	2,925	197,496
Waste Connections, Inc.	1,144	108,268
Waste Management, Inc.	952	104,101
		589,087
Healthcare-Services — 11.1%
Anthem, Inc.	793	220,438
Centene Corp.*^	3,530	203,858
Encompass Health Corp. ^	2,734	161,087
HCA Healthcare, Inc. ^	1,646	199,100
Humana, Inc. ^	840	205,682
Molina Healthcare, Inc.*^	1,616	229,892
Teladoc, Inc.*^	2,774	161,225
The Ensign Group, Inc.	2,744	146,146
UnitedHealth Group, Inc. ^	897	216,895
WellCare Health Plans, Inc.*^	917	253,266
		1,997,589
Home Furnishings — 0.9%
Whirlpool Corp.	1,346	154,629

Insurance — 1.2%
eHealth, Inc.*	3,173	223,887

Internet — 0.8%
Boingo Wireless, Inc.*	7,658	144,736

Machinery-Construction & Mining — 1.2%
Astec Industries, Inc.	1,098	32,314
BWX Technologies, Inc. ^	3,915	182,204
		214,518
Machinery-Diversified — 0.9%
AGCO Corp.	2,520	167,731

Media — 4.8%
Gray Television, Inc.*	12,196	210,137
Nexstar Media Group, Inc. - Class A	2,204	220,731
TEGNA, Inc.	14,732	223,042
The E.W. Scripps Co. - Class A	13,512	205,653
		859,563
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	6,719	192,701

Mining — 1.6%
Cameco Corp. (a)	27,725	279,745

Oil & Gas Services — 2.2%
Baker Hughes, a GE Co.	3,754	80,373
Halliburton Co.	3,010	64,083
Schlumberger Ltd.	2,105	73,023
Select Energy Services, Inc. - Class A*	16,079	172,045
		389,524
Pipelines — 1.0%
Cheniere Energy, Inc.*	2,758	174,250

Retail — 1.5%
World Fuel Services Corp.	9,254	269,662

Semiconductors — 3.1%
Analog Devices, Inc.	561	54,204
Broadcom, Inc.	342	86,061

NXP Semiconductors NV (a)	2,031	179,053
Skyworks Solutions, Inc.	2,587	172,372
Xilinx, Inc.	672	68,752
		560,442
Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc. ^	1,001	205,325

Software — 4.2%
Evolent Health, Inc. - Class A*^	11,445	121,775
ManTech International Corp. - Class A	1,651	101,322
Omnicell, Inc.*^	2,352	186,866
Tabula Rasa HealthCare, Inc.*^	3,671	165,819
Tyler Technologies, Inc.*	870	185,615
		761,397
Telecommunications — 7.0%
Ciena Corp.*^	6,246	218,235
InterDigital, Inc.	3,255	206,758
Motorola Solutions, Inc.	1,338	200,633
Nokia OYJ - ADR ^ (a)	42,617	215,216
Telefonaktiebolaget LM Ericsson - ADR (a)	21,530	208,195
Verizon Communications, Inc. ^	3,981	216,367
		1,265,404
Transportation — 3.8%
Euronav NV (a) - Class A	18,373	154,333
International Seaways, Inc.*	9,265	164,917
Kansas City Southern	1,551	175,697
Scorpio Tankers, Inc. (a)	6,920	180,128
		675,075
Water — 2.1%
American States Water Co.	2,550	185,997
American Water Works Co., Inc.	1,672	188,969
		374,966
TOTAL COMMON STOCKS (Cost $17,502,087)		17,242,145

REAL ESTATE INVESTMENT TRUSTS — 3.9%
American Tower Corp. ^	1,305	272,445
Crown Castle International Corp. ^	1,925	250,269
Rexford Industrial Realty, Inc.	4,873	184,199
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $587,937)		706,913

MONEY MARKET FUNDS — 0.0%
First American Treasury Obligations Fund - Class X, 2.31%(b)	4,369	4,369
TOTAL MONEY MARKET FUNDS (Cost $4,369)		4,369

TOTAL INVESTMENTS — 99.8% (Cost $18,094,393)		17,953,427
Other assets and liabilities, net — 0.2%		38,246
NET ASSETS — 100.0%		$17,991,673

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security.
^
All or a portion of this security is pledged as collateral for securities sold short. While the Fund was not engaged in short sales at period end, the securities remain in a segregated account for future collateral needs.  The total market value of portfolio securities pledged as collateral as of May 31, 2019, was $3,479,060.

(a)	Foreign issued security.
(b)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investements. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(c)	$17,242,145	$-	$-	$17,242,145
Real Estate Investment Trusts	706,913	-	-	706,913
Money Market Fund	4,369	-	-	4,369
Total Investments in Securities	$17,953,427	$-	$-	$17,953,427

(c) See the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	7/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	7/26/19

By (Signature and Title)*	/s/ Sarah Schlichting
Sarah Schlichting, Principal Financial Officer

Date	7/26/19

*	Print the name and title of each signing officer under his or her signature.